SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Geographic Information for Property and Equipment, Net of Accumulated Depreciation

Geographic information for property and equipment, net of accumulated depreciation at December 31, 2014 and 2015 is as follows:

	December 31,
	2014	2015
North America	$2,802	$2,067
Asia	9,982	10,024

Total property and equipment, net	$12,784	$12,091

Major Customers and Concentration of Credit Risk

Estimated revenue from significant customers as a percentage of the Company’s consolidated gross revenue was as follows:

	Year Ended December 31,
	2014	2015
Customer 1	35.7%	37.8%
Customer 2	26.8%	26.7%
Customer 3	25.9%	25.5%

The Company’s three largest customers accounted for receivables in excess of ten percent of gross accounts receivable at December 31, 2014 and 2015:

	December 31,
	2014	2015
Customer 1	32.1%	35.5%
Customer 2	30.1%	31.2%
Customer 3	25.0%	21.5%